Earnings per share - Summary of weighted average number of ordinary shares (Details)		12 Months Ended
	May 01, 2019 shares	Dec. 31, 2023 d shares		Dec. 31, 2022 d shares		Dec. 31, 2021 shares	[1]
Accumulated number of shares issued
Accumulated Number Of Shares Issued		189,510,838,199		193,683,096,490
Number Of Shares		512,753,119		526,260,517
Days | d		365		365
Weighted average number of ordinary shares	512,759,471	519,207,776	[1]	530,638,621	[1]	534,049,948
Common stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		187,756,015,279		187,476,994,819
Number Of Shares		512,759,471		508,784,869
Preferred stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		2,097,840,000		6,380,930,000
Number Of Shares		0		17,482,000
Treasury stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		(343,017,080)		(174,828,329)
Number Of Shares		(6,352)		(6,352)

[1]	The number of common shares outstanding is 512,759,471 shares. The above weighted-average stocks are calculated by reflecting 17,482,000 shares of convertible preferred shares issued on May 1, 2019 and then converted into common shares on May 1, 2023, and 7,814,685 shares and 13,507,398 shares of treasury stock acquired and canceled during the periods ended December 31, 2022 and December 31, 2023.